Share-based compensation (Details 4) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2021
Number of shares		646,824
Fair value	$ 6,978,879
Rights To Trading Price Consideration [Member]
Number of shares		215,608
Fair value	2,597,618
Tranche 2 [Member]
Number of shares		215,608
Fair value	2,314,652
Tranche 3 [Member]
Number of shares		215,608
Fair value	$ 2,066,609